Schedule of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	9 Months Ended
Sep. 30, 2011
Stock Option
Number of Shares
Beginning Balance	2,673,674
Granted	809,449
Vested	(807,537)
Forfeited	(246,281)
Ending Balance	2,429,305
Weighted Average Exercise Price
Beginning Balance	$ 24.76
Granted	$ 20.29
Vested	$ 23.16
Forfeited	$ 25.25
Ending Balance	$ 23.75
Weighted Average Fair Value
Beginning Balance	$ 9.48
Granted	$ 8.53
Vested	$ 9.05
Forfeited	$ 9.72
Ending Balance	$ 9.28